Organization	12 Months Ended
Jun. 30, 2017
Organization

Note 1. Organization

Akoustis Technologies, Inc. (formerly known as Danlax, Corp.) (“the Company”) was incorporated under the laws of the State of Nevada, U.S. on April 10, 2013. Effective December 15, 2016, the Company changed its state of incorporation from the State of Nevada to the State of Delaware. Through its subsidiaries, Akoustis, Inc. and Akoustis Manufacturing New York, Inc. (each a Delaware corporation), the Company, headquartered in Huntersville, North Carolina, is focused on developing, designing and manufacturing innovative radio frequency filter products for the mobile wireless device industry. The mission of the Company is to commercialize and manufacture its patented BulkONE® acoustic wave technology to address the critical frequency-selectivity requirements in today’s mobile smartphones - improving the efficiency and signal quality of mobile wireless devices and enabling the Internet of Things.

On August 11, 2016, the Company changed its fiscal year from the period beginning on April 1 and ending on March 31 of each year to the period beginning on July 1 and ending on June 30 of each year, effective for the fiscal year ended June 30, 2017.

On March 10, 2017, the Company announced that its common stock was approved for listing on the NASDAQ Capital Market, effective March 13, 2017, under the symbol AKTS.

Acquisition of Assets

On June 26, 2017, pursuant to a Definitive Asset Purchase Agreement and Definitive Real Property Purchase Agreement (collectively, the “Agreements”) with The Research Foundation for the State University of New York (“RF-SUNY”) and Fuller Road Management Corporation (“FRMC”), an affiliate of RF-SUNY, respectively, the Company completed the acquisition of certain specified assets, including STC-MEMS, a semiconductor wafer-manufacturing operation and microelectromechanical systems (“MEMS”) business with associated wafer-manufacturing tools, as well as the real estate and improvements associated with the facility located in Canandaigua, New York, which is used in the operation of STC-MEMS (the assets and real estate and improvements referred to together herein as the “STC-MEMS Business”), which was created in 2010 by RF-SUNY as an economic development project. The purpose of the initiative was to explore different technology opportunities with the goal of being a vertically integrated provider of foundry services that would offer its customers the capacity, infrastructure and operational capabilities of semiconductor and advanced manufacturing for aerospace, biomedical, communications, defense, and energy markets. Post-acquisition date, the Company also agreed to assume substantially all the on-going obligations of STC incurred in the ordinary course of business including with respect to the 29 employees employed by RF-SUNY.

The Company acquired the STC-MEMS Business through its wholly-owned subsidiary, Akoustis Manufacturing New York, Inc., (“Akoustis NY”), a Delaware corporation.

See Note 4 for a detailed description of the transaction.

The 2016-2017 Offering

The Company sold a total of 2,142,000 shares of its common stock, par value $0.001 per share (the “Common Stock”) in a private placement offering (the “2016-2017 Offering”) at a fixed purchase price of $5.00 per share (the “2016-2017 Offering Price”), with closings in each of November and December 2016 and January and February 2017. The Company also sold a total of 663,000 shares of Common Stock in a private placement offering (the “2017 Offering” and together with the 2016-2017 Offering, the “Offerings”) at a fixed purchase price of $9.00 per share (the “2017 Offering Price”), with closings in May 2017. Aggregate gross proceeds from the Offerings totaled $16.7 million before deducting commissions and expenses of approximately $1.3 million. In connection with the 2016-2017 Offering, the Company also issued to the placement agents warrants to purchase an aggregate 205,126 shares of Common Stock with a term of five years and an exercise price of $5.00 per share, and in connection with the 2017 Offering, the Company issued to the placement agents warrants to purchase an aggregate 46,410 shares of Common Stock with a term of five years and an exercise price of $9.00 per share. In accordance with the terms of the subscription agreements executed by the Company and each of the investors, if the Company issues additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under Company employee stock incentive programs and certain issuances in connection with credit arrangements, equipment financings, lease arrangements, or similar transactions) between November 25, 2016 and September 4, 2017 (with respect to the 2016-2017 Offering), or between May 1, 2017 and May 1, 2019 (with respect to the 2017 Offering), for a consideration per share less than the 2016-2017 Offering Price or the 2017 Offering Price, as applicable (as adjusted for any subsequent stock dividend, stock split, distribution, recapitalization, reclassification, reorganization, or similar event) (the “Lower Price”), each investor will be entitled to receive from the Company additional shares of Common Stock in an amount such that, when added to the number of shares of Common Stock initially purchased by such investor, will equal the number of shares of Common Stock that such Investor’s investment in the applicable offering would have purchased at the Lower Price.

The March 2016 and April 2016 Offerings

On March 10, 2016, the Company held a closing of a private placement offering (the “March 2016 Offering”) in which it sold 494,125 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $790,600 (before deducting legal expenses of $20,913 for the March 2016 Offering).

On April 14, 2016, the Company held closings of a private placement offering (the “April 2016 Offering”) in which the Company sold 1,741,185 shares of Common Stock at a fixed purchase price of $1.60 per share (the “2016 Offering Price”), for aggregate gross proceeds of $2,785,896 (before deducting expenses of $223,000 for legal services and agent commissions of the April 2016 Offering).

Investors in the shares were given anti-dilution protection with respect to the shares of Common Stock sold in the April 2016 Offering such that if, during the period from the closing of the April 2016 Offering until 90 days after the date on which the registration statement that the Company is required to file under a Registration Rights Agreement with the investors is declared effective by the SEC, the Company shall issue additional shares of Common Stock or Common Stock equivalents (subject to customary exceptions, including but not limited to issuances of awards under the Company’s 2015 Equity Incentive Plan and certain issuances of securities in connection with credit arrangements, equipment financings, lease arrangements or similar transactions) for a consideration per share less than the 2016 Offering Price (as adjusted for any subsequent stock dividend, stock split, distribution, recapitalization, reclassification, reorganization or similar event) (the “2016 Lower Price”), each such investor will be entitled to receive from the Company additional shares of Common Stock in an amount such that, when added to the number of shares of Common Stock initially purchased by such investor, will equal the number of shares of Common Stock that such investor’s Offering subscription amount would have purchased at the 2016 Lower Price. As of mid-October 2016, the anti-dilution rights expired.

In connection with the April 2016 Offering, the Company agreed to pay the placement agents a cash commission of 8% of the gross proceeds raised from investors first contacted by the placement agents in the 2016 Offering. In addition, the placement agents received warrants to purchase a number of shares of Common Stock equal to 10% of the number of shares of Common Stock sold in the April 2016 Offering, with a term of five (5) years and an exercise price of $1.60 per share (the “2016 Placement Agent Warrants”). Any sub-agent of the placement agents that introduced investors to the 2016 April Offering was entitled to share in the cash fees and warrants attributable to those investors as described above.

The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]
Organization

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Background

On March 23, 2017, Akoustis Technologies, Inc. (the “Company”) entered into a Definitive Asset Purchase Agreement (the “AP Agreement”) and a Definitive Real Property Purchase Agreement (the “RP Agreement”) (collectively, the “Agreements”) with The Research Foundation for the State University of New York (“RF-SUNY”) and Fuller Road Management Corporation (“FRMC”), an affiliate of RF-SUNY (collectively, “Sellers”) to acquire certain specified assets, including, the Smart Systems Technology & Commercialization Center (STC-MEMS), as well as the real estate and improvements associated with the facility (collectively the “FRMC Assets”). The facility, located in Canandaigua, New York, houses the operations of STC-MEMs (the assets and real estate and improvements referred to together herein as the “Acquired Business”) which was created in 2010 by RF-SUNY as an economic development project. The purpose of the initiative was to explore different technology opportunities with the goal of being a vertically integrated provider of foundry services that would offer its customers the capacity, infrastructure and operational capabilities of semiconductor and advanced manufacturing for aerospace, biomedical, communications, defense, and energy markets. The Company also agreed to assume substantially all the on-going obligations of the Acquired Business incurred in the ordinary course of business including the 29 employees employed by RF-SUNY. The purchase closed on June 26, 2017.

Pursuant to the Agreements, the Company purchased the semiconductor manufacturing tools of the Acquired Business from RF-SUNY and the 120,000-square foot facility and including 57 acres of real estate from FRMC for a purchase price of $1.0 million and $1.75 million, respectively.

The Company is required to pay to FRMC a penalty, as set forth below, if the Company sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions. The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”) defined below:

Maximum Penalty
Year 1	$5,960,000
Year 2	$3,973,333
Year 3	$1,986,667

Basis of presentation

The Acquired Business has not historically been accounted for as a separate entity, subsidiary or division of Sellers. In addition, stand-alone financial statements related to the Acquired Business have not been prepared previously as Sellers financial system is not designed to provide complete financial information of the Acquired Business. Therefore, Special Purpose Combined Financial Statements have been prepared to satisfy the financial statement requirements of Rule 3-05 of Regulation S-X in lieu of full financial statements. Thus, the Special Purpose statement of assets acquired and liabilities assumed at June 26, 2017 and statement of revenue and direct expense for the years ended June 30, 2016 and 2015 (the “Special Purpose Combined Financial Statements”) were prepared. Pursuant to a letter dated May 24, 2017 from the staff of the Division of Corporate Finance (the “Division”) of the Securities and Exchange Commission the Division stated that it will not object to the Company’s proposal to provide abbreviated financial statements in satisfaction of the requirements of Rule 3-05 of Regulation S-X.

These Special Purpose Combined Financial Statements have been derived from the accounting records of Sellers using its historical financial information. The Special Purpose Combined Financial Statements do not represent the assets to be sold or liabilities to be assumed or revenues and direct expenses as if the Acquired Business had operated as a separate, stand-alone entity during the periods presented. In addition, the Special Purpose Combined Financial Statements are not meant to be indicative of the financial condition or results of operations of the Acquired Business going forward as a result of future changes in the business and the omission of various operating expenses. The Special Purpose Statement of Assets Acquired and Liabilities Assumed at June 26, 2017, includes only the specific assets and liabilities related to the Acquired Business that were acquired by the Company in accordance with the Agreements, which includes assets and liabilities exclusively related to or used in the Acquired Business. The Special Purpose Statements of Assets and Liabilities assumed are prepared on the fair value basis of the allocation of the Registrant’s purchase price of the acquisition date.

All significant intracompany balances and transactions have been eliminated.

Under Sellers cash management approach, generally all cash, investment and debt balances are managed centrally by Sellers treasury function, and accordingly are not presented in these Special Purpose Combined Financial Statements. Historically, Sellers have not maintained separate records for cash, investment and debt balances managed centrally by Sellers related to the Acquired Business and, as such, it is not practical to identify operating or financing, or investing cash flows associated with the Acquired Business.

The revenues included in the accompanying the Special Purpose Combined Statements of Revenues and Direct Expenses represent revenues directly attributable to Acquired Business. The costs and expenses included in the accompanying Special Purpose Combined Statements of Revenues and Direct Expenses include direct and assigned costs and expenses directly related to the Acquired Business.

The costs and expenses were incurred by Sellers and are assigned to the Acquired Business based on direct usage or benefit where identifiable, with the remainder assigned on a pro rata basis of revenue, headcount, or other relevant measures. The Acquired Business considers the expense assignment methodology and results to be reasonable for all periods presented.

The Special Purpose Combined Statements of Revenues and Direct Expenses do not include expenses not directly associated with the Acquired Business such as corporate, shared services, indirect general & administrative expenses, interest income/expense, other income/expense, and income taxes.

The Research Foundation for the State University of New York and Fuller Road Management Corporation [Member]
Organization

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Background

On March 23, 2017, Akoustis Technologies, Inc. (the “Company”) entered into a Definitive Asset Purchase Agreement (the “AP Agreement”) and a Definitive Real Property Purchase Agreement (the “RP Agreement”) (collectively, the “Agreements”) with The Research Foundation for the State University of New York (“RF-SUNY”) and Fuller Road Management Corporation (“FRMC”), an affiliate of RF-SUNY (collectively, “Sellers”) to acquire certain specified assets, including, the Smart Systems Technology & Commercialization Center (STC-MEMS), as well as the real estate and improvements associated with the facility (collectively the “FRMC Assets”). The facility, located in Canandaigua, New York, houses the operations of STC-MEMs (the assets and real estate and improvements referred to together herein as the “Acquired Business”) which was created in 2010 by RF-SUNY as an economic development project. The purpose of the initiative was to explore different technology opportunities with the goal of being a vertically integrated provider of foundry services that would offer its customers the capacity, infrastructure and operational capabilities of semiconductor and advanced manufacturing for aerospace, biomedical, communications, defense, and energy markets. The Company also agreed to assume substantially all the on-going obligations of the Acquired Business incurred in the ordinary course of business including the 29 employees employed by RF-SUNY. The purchase closed on June 26, 2017.

Pursuant to the Agreements, the Company purchased the semiconductor manufacturing tools of the Acquired Business from RF-SUNY and the 120,000-square foot facility and surrounding 57 acres of real estate from FRMC for a purchase price of $1.0 million and $1.75 million, respectively.

The Company is required to pay to FRMC a penalty, as set forth below, if the Registrant sells the property subject to the RP Agreement within three (3) years after the date of the RP Agreement for an amount in excess of $1,750,000, subject to certain enumerated exceptions. The penalty imposed shall be equivalent to the amount that the sales price of the property exceeds $1,750,000 up to the maximum penalty (“Maximum Penalty”) defined below:

Maximum Penalty
Year 1	$5,960,000
Year 2	$3,973,333
Year 3	$1,986,667

Basis of presentation

The Special Purpose Interim Statement of Direct Revenue and Expenses should be read in conjunction with the Special Purpose Combined Financial Statements as of June 26, 2017 and for the fiscal years ended June 30, 2016 and 2015. The Special Purpose Interim Statement of Direct Revenue and Expense has been prepared on a basis consistent with the accounting policies described in Note 1 to the Special Purpose Combined Financial Statements as of June 26, 2017 and for the fiscal years ended June 30, 2016 and 2015. Certain information and footnote disclosure normally included in the annual financial statements have been omitted or condensed in the Special Purpose Interim Statement of Direct Revenue and Expenses and does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”.)

The Acquired Business has not historically been accounted for as a separate entity, subsidiary or division of Sellers In addition, stand-alone financial statements related to the Acquired Business have not been prepared previously as Sellers financial system is not designed to provide complete financial information of the Acquired Business. Therefore, the Special Purpose Interim Statement of Direct Expenses and Revenue has been prepared to satisfy the financial statement requirements of Rule 3-O5 of Regulation S-X in lieu of full financial statements. Thus, the Special Purpose Interim Statement of Revenue and Direct Expenses for the Nine Months Ended March 31, 2017 and 2016 (the “Special Purpose Interim Financial Statements”) were prepared pursuant to a letter dated May 24, 2017 from the staff of the Division of Corporate Finance (the “Division”) of the Securities and Exchange Commission the Division stated that it will not object to the Company’s proposal to provide abbreviated financial statements in satisfaction of the requirements of Rule 3-05 of Regulation S-X.

The Special Purpose Interim Statement of Revenue and Direct Expenses has been derived from the accounting records of Sellers using its historical financial information, and do not represent revenues and direct expenses as if the Acquired Business had operated as a separate, stand-alone entity during the periods presented. In addition, the Special Purpose Interim Statement- of Revenue and Direct Expenses are not meant to be indicative of the financial condition or results of operations of the Acquired Business going forward as a result of future changes in the business and the omission of various operating expenses.

The revenues included in the accompanying Special Purpose Interim Statement of Revenues and Direct Expenses represent revenues directly attributable to Acquired Business. The costs and expenses included in the accompanying Special Purpose Interim Statement of Revenue and Direct Expenses related to Acquired Business.

The costs and expenses were incurred by Sellers and are assigned to the Acquired Business based on direct usage or benefit where identifiable, with the remainder assigned on a pro rata basis of revenue, headcount, or other relevant measures. The Acquired Business considers the expense assignment methodology and results to be reasonable for all periods presented.

The Special Purpose Interim Statement of Revenues and Direct Expenses do not include expenses not directly associated with Acquired Business, such as corporate, shared services, indirect general & administrative expenses, interest income/expense, other income/expense, and income taxes.